Hawaii Municipal Bond Fund

(unaudited)

Schedule of Investments

as of March 31, 2025

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.2%
Hawaii — 97.9%
	Hawaii County, GO
$525	5.000%, 09/01/40	$565
1,060	4.000%, 09/01/42	1,025
	Hawaii County, Ser A, GO
100	5.000%, 09/01/35	106
345	5.000%, 09/01/36	355
1,500	4.000%, 09/01/35	1,503
165	4.000%, 09/01/36	167
1,500	4.000%, 09/01/40	1,480
	Hawaii County, Ser C, GO
125	5.000%, 09/01/27	127
	Hawaii County, Ser D, GO
800	4.000%, 09/01/31	809
	Hawaii State, Airports System Authority, Ser A, RB, AMT
390	5.000%, 07/01/31	404
1,000	5.000%, 07/01/36	1,053
2,040	5.000%, 07/01/41	2,050
1,735	5.000%, 07/01/43	1,743
1,750	5.000%, 07/01/45	1,758
525	5.000%, 07/01/47	531
2,000	5.000%, 07/01/48	2,003
2,000	5.000%, 07/01/51	2,018
2,800	4.000%, 07/01/39	2,708
	Hawaii State, Airports System Authority, Ser B, RB
1,225	5.000%, 07/01/36	1,376
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	106
475	5.000%, 07/01/33	512
325	5.000%, 07/01/34	349
2,000	5.000%, 07/01/42	2,149
1,000	4.000%, 07/01/37	994
260	4.000%, 07/01/39	257
	Hawaii State, Department of Budget & Finance, RB
2,700	5.000%, 07/01/28	2,851
1,960	5.000%, 07/01/29	2,095
500	5.000%, 07/01/31	545

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,920	5.000%, 07/01/34	$2,119
140	4.000%, 01/01/26	140
665	4.000%, 01/01/27	668
350	4.000%, 01/01/28	352
250	4.000%, 01/01/31	248
270	4.000%, 01/01/32	266
1,200	4.000%, 07/01/43	1,170
435	3.000%, 01/01/34	387
600	3.000%, 01/01/35	524
585	3.000%, 01/01/36	501
	Hawaii State, Department of Budget & Finance, Ser A, RB
75	5.000%, 07/01/29	75
515	5.000%, 07/01/30	517
5,185	5.000%, 07/01/35	5,199
1,500	4.000%, 07/01/40	1,425
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
530	5.000%, 11/01/26	547
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, RB
50	5.000%, 11/01/25	51
680	5.000%, 11/01/29	714
500	5.000%, 11/01/30	524
350	5.000%, 11/01/31	367
	Hawaii State, Department of Hawaiian Home Lands, RB
75	5.000%, 04/01/26	77
325	5.000%, 04/01/29	338
910	5.000%, 04/01/30	944
960	5.000%, 04/01/31	994
800	5.000%, 04/01/32	828
30	3.000%, 04/01/32	29
	Hawaii State, Department of Transportation, Airports System, COP, AMT
510	5.250%, 08/01/25	512
2,075	5.000%, 08/01/28	2,083
	Hawaii State, Department of Transportation, RB, AMT
570	5.250%, 08/01/26	574
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
200	4.000%, 07/01/35	194
	Hawaii State, Harbor System Revenue, Ser C, RB
1,280	4.000%, 07/01/32	1,315
100	4.000%, 07/01/34	102

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
$1,000	4.000%, 07/01/37	$1,000
790	4.000%, 07/01/38	780
2,160	4.000%, 07/01/39	2,122
3,405	4.000%, 07/01/40	3,335
	Hawaii State, Highway Revenue, RB
50	5.000%, 01/01/35	54
1,265	5.000%, 01/01/37	1,362
55	5.000%, 01/01/38	59
380	5.000%, 01/01/40	404
	Hawaii State, Highway Revenue, Ser A, RB
610	5.000%, 01/01/30	653
460	5.000%, 01/01/36	485
720	4.000%, 01/01/32	724
1,250	4.000%, 01/01/34	1,254
1,500	4.000%, 01/01/35	1,502
330	4.000%, 01/01/36	330
	Hawaii State, Housing Finance & Development, RB
2,500	3.300%, 12/01/29(A)	2,504
	Hawaii State, Housing Finance & Development, Ser A, RB, FHLMC Insured
40	3.300%, 01/01/26	40
	Hawaii State, Housing Finance & Development, Ser A, RB
3,000	4.950%, 04/01/29	3,071
1,550	4.750%, 10/01/27	1,572
4,485	4.000%, 09/01/33	4,486
4,035	3.750%, 01/01/31	4,035
	Hawaii State, Ser ET, GO
40	5.000%, 10/01/25, Pre-Refunded @ 100(B)	40
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	50
970	3.000%, 04/01/32	925
	Hawaii State, Ser FG, GO
375	5.000%, 10/01/31	385
	Hawaii State, Ser FH, GO
270	4.000%, 10/01/31	272
	Hawaii State, Ser FK, GO
525	5.000%, 05/01/34	543
1,100	4.000%, 05/01/36	1,103
	Hawaii State, Ser FN-REF, GO
1,100	5.000%, 10/01/29	1,152
915	5.000%, 10/01/30	957

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FT, GO
$215	5.000%, 01/01/30	$226
1,215	5.000%, 01/01/31	1,274
400	5.000%, 01/01/36	415
	Hawaii State, Ser FW, GO
620	5.000%, 01/01/33	657
2,045	5.000%, 01/01/39	2,132
650	4.000%, 01/01/37	654
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	241
140	5.000%, 07/01/36	155
400	5.000%, 07/01/42	427
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/30	110
400	5.000%, 07/01/34	443
600	5.000%, 07/01/43	641
400	4.000%, 07/01/36	407
1,000	4.000%, 07/01/38	1,002
1,000	4.000%, 07/01/40	993
1,000	4.000%, 07/01/44	964
2,075	4.000%, 07/01/46	1,995
	Honolulu Hawaii City & County, GO
265	4.000%, 09/01/33	269
295	4.000%, 09/01/40	291
200	4.000%, 09/01/43	190
1,085	3.250%, 07/01/35	1,041
200	3.250%, 07/01/36	186
785	3.000%, 07/01/33	739
1,330	3.000%, 07/01/34	1,231
	Honolulu Hawaii City & County, RB, HUD SECT 8 Insured
3,985	5.000%, 06/01/27(A)	4,066
	Honolulu Hawaii City & County, Ser A, GO
500	5.000%, 07/01/31	555
580	5.000%, 09/01/35	601
1,390	5.000%, 09/01/38	1,443
1,000	5.000%, 07/01/41	1,084
1,100	5.000%, 09/01/42	1,131
1,015	4.000%, 07/01/33	1,051
800	4.000%, 07/01/34	821
1,220	4.000%, 09/01/37	1,214
1,035	4.000%, 07/01/41	1,009

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Ser B, GO
$85	5.250%, 07/01/45	$91
650	5.000%, 07/01/37	707
	Honolulu Hawaii City & County, Ser C, GO
905	5.000%, 08/01/34	962
1,060	5.000%, 07/01/38	1,126
2,400	5.000%, 08/01/44	2,471
620	5.000%, 07/01/45	641
1,000	4.000%, 10/01/32	1,007
2,155	4.000%, 10/01/33	2,165
80	4.000%, 07/01/39	80
1,380	4.000%, 08/01/39	1,362
725	4.000%, 07/01/40	718
170	3.000%, 10/01/28	168
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	676
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/32	1,069
175	5.000%, 07/01/33	186
610	5.000%, 07/01/34	682
500	5.000%, 07/01/37	560
1,015	5.000%, 07/01/39	1,104
1,000	5.000%, 07/01/40	1,091
500	5.000%, 07/01/49	526
350	4.000%, 07/01/39	349
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/34	553
300	5.000%, 07/01/37	311
90	5.000%, 07/01/47	94
2,750	5.000%, 07/01/49	2,815
2,015	4.000%, 07/01/37	2,019
3,000	4.000%, 07/01/38	2,986
2,695	4.000%, 07/01/39	2,664
1,000	4.000%, 07/01/44	946
2,990	4.000%, 07/01/49	2,735
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
240	5.000%, 07/01/35	245
115	4.000%, 07/01/32	116

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	Kauai County, Community Facilities District, RB
$1,300	5.000%, 05/15/49	$1,226
1,000	5.000%, 05/15/51	955
	Kauai County, GO
175	5.000%, 08/01/26	180
175	5.000%, 08/01/27	184
140	5.000%, 08/01/28	147
240	5.000%, 08/01/30	261
1,000	5.000%, 08/01/31	1,107
1,510	5.000%, 08/01/32	1,687
1,250	5.000%, 08/01/33	1,407
390	5.000%, 08/01/37	403
260	4.000%, 08/01/32	263
135	4.000%, 08/01/33	136
10	3.000%, 08/01/38	9
	Kauai County, Ser A, GO
15	5.000%, 08/01/25	15
	Maui County, GO
500	5.000%, 03/01/29	539
245	5.000%, 09/01/29	261
165	5.000%, 03/01/30	180
1,905	5.000%, 03/01/34	2,085
65	5.000%, 03/01/35	70
60	5.000%, 03/01/36	64
400	5.000%, 03/01/38	430
20	5.000%, 03/01/42	21
500	4.000%, 03/01/36	508
685	4.000%, 03/01/37	691
65	3.125%, 06/01/31	62
500	3.000%, 06/01/27	499
400	3.000%, 03/01/31	388
150	3.000%, 09/01/33	143
	Maui County, RB
1,020	3.250%, 09/01/36	964
	University of Hawaii, Ser B, RB
1,100	5.000%, 10/01/34	1,110
1,030	3.000%, 10/01/28	1,021
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	724
325	4.000%, 10/01/33	335
100	3.000%, 10/01/30	97
750	3.000%, 10/01/36	682

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

Face Amount (000)		Value (000)
Hawaii — (continued)
	University of Hawaii, Ser E, RB
$1,450	5.000%, 10/01/32	$1,490
	University of Hawaii, Ser F, RB
600	5.000%, 10/01/33	624
2,425	5.000%, 10/01/35	2,513

		176,986

Oklahoma — 0.0%
	Oklahoma State, Development Finance Authority, RB
19	5.000%, 06/01/44	19

Wisconsin — 0.3%
	Public Finance Authority, RB
325	5.000%, 11/15/35	350
	Public Finance Authority, Ser A, RB
250	5.000%, 07/01/28(C)	258

		608

TOTAL MUNICIPAL BONDS (Cost $185,298)		177,613

Shares
	CASH EQUIVALENT — 2.4%
	First American Treasury Obligations Fund, Cl X, 4.260% (D)
4,369,284	(Cost $4,369)	4,369

TOTAL INVESTMENTS (Cost $189,667) —100.6%		$181,982

Percentages are based on Net Assets of $180,895 (000).

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(C)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutions. At March 31, 2025, these securities amounted to $258($ Thousands), representing 0.14% of net assets of the Fund.

(D)	The rate reported is the 7-day effective yield as of March 31, 2025.

March 31, 2025	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

(unaudited)

AMT—Alternative Minimum Tax
Cl—Class
COP—Certificate of Participation
FHLMC— Federal Home Loan Mortgage Corporation
GO—General Obligation
HUD SECT 8— Department of Housing and Urban Development Section 8
RB—Revenue Bond
Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4400

March 31, 2025	www.bishopstreetfunds.com